VAN KAMPEN FOCUS PORTFOLIOS, SERIES 396
                         Focus Value Portfolio, Series 9

                SUPPLEMENT TO THE PROSPECTUS DATED JULY 16, 2003

         Notwithstanding anything to the contrary in the prospectus, the deferred sales charge for Focus Value Portfolio, Series 9 accrues daily from February 10, 2004 through July 9, 2004.

Supplement Dated:  November 4, 2003